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            Annual Notice of Securities Sold Pursuant to Rule 24f-2

                                 UNITED STATES
                      SECURITIES AND EXCHANGES COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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  1.    Name and address of issuer:

             The Fahnestock Funds
             125 Broad Street
             New York, New York 10004

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  2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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  3.    Investment Company Act File Number:  811-6166

        Securities Act File Number:          33-36697
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  4(a). Last day of fiscal year for which this Form is filed:  December 31,
        1998
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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calender days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the     $9,663,317
          fiscal year pursuant to section 24(f):                  -------------

    (ii)  Aggregate price of securities redeemed or
          Repurchased during the fiscal year:                     $10,190,757
                                                                 --------------
    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier October 11, 1995 that were not
          previously used to reduce registration fees payable   $0
          to the Commission:                                     --------------

    (iv)  Total available redemption credits [add Items 5 (ii)  -$10,190,757
          and 5(iii):                                            --------------

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    (vi)  Redemption credits available for use in future years  $(527,440)
          -- If Item 5(i) is less than Item 5(iv) [subtract      ---------------
          Item 5(iv) from Item 5(i)]:
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   (vii)  Multiplier for determining registration fee (See Instruction C.9):
          X.000278
  (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $0

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here:
      0  . If there is a number of shares or other units that were registered
    -----
    pursuant to rule 24e-2 remaining unsold at then end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0 .
                                       -----

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$0
                                                                ---------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                              =$0
                                                                ---------------
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9. Date the registration fee and any interest payment was sent to the
   Commission's lock box depository:

   Not applicable.

            Method of Delivery:

                                [_] Wire Transfer
                                [_] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Tile)*/s/ Russell Pollack
                        --------------------------------------------------------
                        Russell Pollack, Secretary


Date: March 16, 1999


 *Please print the name and title of the singing officer below the signature.